LIQUIDITY AND CAPITAL RESOURCES (Tables)	12 Months Ended
Dec. 31, 2024
Liquidity And Capital Resources
SCHEDULE OF COMPANY’S LIQUIDITY

The following table presents the Company’s liquidity (in thousands):

	As of
	December 31, 2024	December 31, 2023
Cash and Cash Equivalents	23,376	14,707
Other Receivables	117	63
Investments in Financial Assets	9,449	14,222
Total	32,942	28,992